FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES - Concentration of Credit Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of major customers [abstract]
Revenue from external customers	$ 443,662	$ 405,135	$ 368,380
Revenue from discontinued operations			$ 64,740
Percentage of total revenue	100.00%	100.00%	100.00%
Trade receivables gross	$ 69,715	$ 55,862	$ 65,886
Percentage of trade debt	100.00%	100.00%	100.00%
Subtotal [Member]
Disclosure of major customers [abstract]
Revenue from external customers	$ 155,417	$ 177,208	$ 186,438
Percentage of total revenue	35.00%	44.00%	51.00%
Trade receivables gross	$ 18,352	$ 16,551	$ 33,528
Percentage of trade debt	26.00%	30.00%	51.00%
Client 1 [Member]
Disclosure of major customers [abstract]
Revenue from external customers	$ 51,991	$ 64,937	$ 74,835
Percentage of total revenue	12.00%	16.00%	20.00%
Trade receivables gross	$ 6,169	$ 7,425	$ 10,770
Percentage of trade debt	9.00%	13.00%	16.00%
Client 2 [Member]
Disclosure of major customers [abstract]
Revenue from external customers	$ 55,181	$ 73,743	$ 67,094
Percentage of total revenue	12.00%	18.00%	18.00%
Trade receivables gross	$ 7,247	$ 114	$ 13,716
Percentage of trade debt	10.00%	0.00%	21.00%
Client 3 [Member]
Disclosure of major customers [abstract]
Revenue from external customers	$ 48,245	$ 38,528	$ 44,509
Percentage of total revenue	11.00%	10.00%	12.00%
Trade receivables gross	$ 4,936	$ 9,012	$ 9,042
Percentage of trade debt	7.00%	16.00%	14.00%
Other [Member]
Disclosure of major customers [abstract]
Revenue from external customers	$ 288,245	$ 227,927	$ 181,942
Percentage of total revenue	65.00%	56.00%	49.00%
Trade receivables gross	$ 51,363	$ 39,311	$ 32,358
Percentage of trade debt	74.00%	70.00%	49.00%